Schedule of Investments (unaudited)
December 31, 2021
BlackRock Global Equity Absolute Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 4.9%
Canadian National Railway Co.	3,355	$ 412,111
Docebo, Inc.(a)	1,212	81,317
		493,428
China — 3.2%
Wuxi Biologics Cayman, Inc.(a)(b)	19,500	230,858
XD, Inc.(a)	18,400	93,386
		324,244
Denmark — 5.1%
Ascendis Pharma A/S, ADR(a)	1,034	139,104
Novo Nordisk A/S, Class B	3,316	372,473
		511,577
Germany — 4.2%
Covestro AG(b)	3,056	188,091
Volkswagen AG, Preference Shares	1,147	230,413
		418,504
Iceland — 1.7%
Marel HF(b)	25,600	173,125
Ireland — 1.1%
Ryanair Holdings PLC, ADR(a)	1,099	112,461
Italy — 3.6%
Intesa Sanpaolo SpA	139,300	359,802
Japan — 12.3%
Japan Steel Works Ltd.	5,200	174,528
Recruit Holdings Co. Ltd.	6,300	383,391
Sony Group Corp.	4,400	555,624
Visional, Inc.(a)	1,400	118,349
		1,231,892
Luxembourg — 0.8%
Arrival SA(a)	10,263	76,151
Netherlands — 3.4%
Koninklijke DSM NV	1,530	344,566
Security	Shares	Value
Singapore — 1.4%
Sea Ltd., ADR(a)	603	$ 134,897
South Korea — 2.7%
LG Chem Ltd.	516	266,752
Sweden — 1.4%
Byggfakta Group Nordic Holdco AB(a)	19,604	141,017
United Kingdom — 1.6%
Farfetch Ltd., Class A(a)	4,718	157,723
United States — 27.1%
Airbnb, Inc., Class A(a)	627	104,389
Amazon.com, Inc.(a)	109	363,443
Axon Enterprise, Inc.(a)	1,105	173,485
Baker Hughes Co.	7,626	183,482
Comcast Corp., Class A	9,975	502,042
GXO Logistics, Inc.(a)	2,982	270,855
Live Nation Entertainment, Inc.(a)	627	75,046
Mastercard, Inc., Class A	908	326,262
Natera, Inc.(a)	1,478	138,030
Netflix, Inc.(a)	293	176,515
Peloton Interactive, Inc., Class A(a)	3,531	126,269
Stanley Black & Decker, Inc.	1,411	266,143
		2,705,961
Total Investments — 74.5% (Cost: $7,316,589)		7,452,100
Other Assets Less Liabilities — 25.5%		2,546,809
Net Assets — 100.0%		$ 9,998,909
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
CAC 40 Index	10	01/21/22	$ 813	$ (21,441)
TOPIX Index	23	03/10/22	398	(5,478)
S&P 500 E-Mini Index	6	03/18/22	1,428	(35,492)
STOXX Europe 600 Index	47	03/18/22	1,302	(41,009)
				$ (103,420)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Global Equity Absolute Return Fund
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,196,028	JPY	136,691,858	Morgan Stanley & Co. International PLC	01/14/22	$ 7,582
USD	270,013	KRW	320,517,488	Morgan Stanley & Co. International PLC	01/14/22	475
						8,057
USD	487,402	CAD	627,252	JPMorgan Chase Bank N.A.	01/14/22	(8,462)
USD	361,166	DKK	2,372,930	Morgan Stanley & Co. International PLC	01/14/22	(2,216)
USD	1,256,591	EUR	1,109,951	Goldman Sachs Bank USA	01/14/22	(7,443)
USD	137,421	SEK	1,250,735	Goldman Sachs Bank USA	01/14/22	(1,007)
						(19,128)
						$ (11,071)

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(f)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(a)	02/24/23	$ (623,254)	$ 351	$ (622,903)	16.5
	Monthly	Goldman Sachs Bank USA(b)	02/27/23	(596,115)	937	(595,178)	17.8
	Monthly	HSBC Bank PLC(c)	02/10/23–02/13/23	(256,406)	(16,659) (d)	(272,563)	18.9
	Monthly	Morgan Stanley & Co. International PLC(e)	12/26/23–12/28/23	(1,287,393)	1,266	(1,286,127)	12.9
					$(14,105)	$(2,776,771)
(d)	Amount includes $(502) of net dividends and financing fees.
(f)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(b)	(c)
Range:	18-50 basis points	0 basis points	15-30 basis points
Benchmarks:	Euro Short-Term Rate:	Euro Short-Term Rate:	Copenhagen Interbank Offer Rate:
	EUR 1 Day	EUR 1 Day	DKK 1 Month
	Sterling Overnight Index Average:	Sterling Overnight Index Average:	Euro Short-Term Rate:
	GBP 1 Day	GBP 1 Day	EUR 1 Day
	Tokyo Overnight Average Rate:	Tokyo Overnight Average Rate:	Sterling Overnight Index Average:
	JPY 1 Day	JPY 1 Day	GBP 1 Day
	Overnight Bank Funding Rate	Overnight Stockholm Interbank Offer Rate:	Tokyo Overnight Average Rate:
	USD 1 Day	SEK 1 Day	JPY 1 Day
		Overnight Bank Funding Rate	Overnight Bank Funding Rate
		USD 1 Day	USD 1 Day
(e)
Range:	15-2,800 basis points
Benchmarks:	Overnight Reserve Bank of Australia Rate
Euro Short-Term Rate:
EUR 1 Day
Tokyo Overnight Average Rate:
JPY 1 Day
Stockholm Interbank Offer Rate:
SEK 1 Week
Overnight Bank Funding Rate
USD 1 Day

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Global Equity Absolute Return Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Rio Tinto PLC	1,669	$ 110,064	(17.7)%
France
Air Liquide SA	1,383	241,201	(38.7)
EssilorLuxottica SA	294	62,586	(10.1)
		303,787
Russian Federation
Sberbank of Russia PJSC, ADR	6,333	101,613	(16.3)
Total Reference Entity — Long		515,464
Reference Entity — Short
Common Stocks
Germany
BASF SE	2,118	(148,653)	23.9
Japan
Seven Bank Ltd.	67,600	(139,748)	22.4
Netherlands
Randstad NV	1,559	(106,351)	17.1
United Kingdom
Bunzl PLC	5,352	(209,077)	33.6
United States
Electronic Arts, Inc.	1,215	(160,259)	25.7
Interpublic Group of Cos., Inc.	7,123	(266,756)	42.8
Wayfair, Inc., Class A	566	(107,523)	17.3
		(534,538)
Total Reference Entity — Short		(1,138,367)
Net Value of Reference Entity — Citibank N.A.		$(622,903)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
India
Reliance Industries Ltd., GDR	3,174	$ 203,058	(34.1)%
	Shares	Value	% of Basket Value
Spain
Cellnex Telecom SA	6,697	$ 387,941	(65.2)%
Total Reference Entity — Long		590,999
Reference Entity — Short
Common Stocks
Italy
De’ Longhi SpA	3,102	(110,974)	18.6
Japan
Nippon Yusen KK	700	(53,377)	9.0
Netherlands
Heineken NV	761	(85,643)	14.4
Spain
Mapfre SA	47,771	(97,671)	16.4
Telefonica SA	42,419	(183,938)	30.9
		(281,609)
Sweden
Telefonaktiebolaget LM Ericsson, B Shares	12,940	(142,379)	23.9
United Kingdom
Sage Group PLC	17,935	(207,525)	34.9
United States
AT&T Inc.	4,547	(111,856)	18.8
Brink’s Co.	2,105	(138,025)	23.2
Penske Automotive Group, Inc.	511	(54,789)	9.2
		(304,670)
Total Reference Entity — Short		(1,186,177)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(595,178)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination dates February 10, 2023 to February 13, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
L’Oreal SA	477	$ 227,440	(83.4)%
Sanofi	3,313	332,440	(122.0)
		559,880
United Kingdom
Barclays PLC	97,434	248,190	(91.1)
Total Reference Entity — Long		808,070
Reference Entity — Short
Common Stocks
Denmark
Carlsberg AS, Class B	498	(85,979)	31.5

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Global Equity Absolute Return Fund
	Shares	Value	% of Basket Value
Germany
adidas AG	547	$ (157,506)	57.8%
Fresenius Medical Care AG & Co. KGaA	1,673	(108,458)	39.8
		(265,964)
Japan
Secom Co. Ltd.	2,200	(152,870)	56.1
Unicharm Corp.	3,200	(139,223)	51.1
		(292,093)
Netherlands
JDE Peet’s NV	2,830	(87,594)	32.1
United States
Conagra Brands, Inc.	4,779	(163,203)	59.9
Molson Coors Beverage Co., Class B	2,858	(132,468)	48.6
Ryder System, Inc.	647	(53,332)	19.6
		(349,003)
Total Reference Entity — Short		(1,080,633)
Net Value of Reference Entity — HSBC Bank PLC		$(272,563)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates December 23, 2023 to December 26, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Australia
Commonwealth Bank of Australia	2,190	$ (160,990)	12.5%
	Shares	Value	% of Basket Value
Germany
Freenet AG	6,567	$ (173,553)	13.5%
Japan
Mercari, Inc.	1,800	(91,579)	7.1
SoftBank Corp.	12,400	(156,619)	12.2
		(248,198)
Sweden
Electrolux AB, Class B	5,147	(124,659)	9.7
United States
2U, Inc.	2,425	(48,670)	3.8
Booking Holdings, Inc.	48	(115,163)	8.9
Fintech Acquisition Corp. V, Class A	5,274	(52,318)	4.1
Omnicom Group, Inc.	2,441	(178,852)	13.9
WD-40 Co.	751	(183,724)	14.3
		(578,727)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(1,286,127)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Global Equity Absolute Return Fund
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 493,429	$ —	$ —	$ 493,429
China	—	324,245	—	324,245
Denmark	139,104	372,473	—	511,577
Germany	—	418,504	—	418,504
Iceland	173,125	—	—	173,125
Ireland	112,461	—	—	112,461
Italy	—	359,801	—	359,801
Japan	—	1,231,891	—	1,231,891
Luxembourg	76,152	—	—	76,152
Netherlands	—	344,566	—	344,566
Singapore	134,897	—	—	134,897
South Korea	—	266,752	—	266,752
Sweden	141,017	—	—	141,017
United Kingdom	157,723	—	—	157,723
United States	2,705,960	—	—	2,705,960
	$ 4,133,868	$ 3,318,232	$ —	$ 7,452,100
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 2,554	$ —	$ 2,554
Foreign Currency Exchange Contracts	—	8,057	—	8,057
Liabilities
Equity Contracts	(35,492)	(84,587)	—	(120,079)
Foreign Currency Exchange Contracts	—	(19,128)	—	(19,128)
	$ (35,492)	$ (93,104)	$ —	$ (128,596)
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
S&P	Standard & Poor’s
TOPIX	Tokyo Stock Price Index